Condensed company financial statements (Tables)	12 Months Ended
Dec. 31, 2023
Company Financial Statements
Schedule of condensed balance sheet

Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Investment in subsidiaries	115,857	194,143	27,344
TOTAL ASSETS	115,857	194,143	27,344

LIABILITIES
Total liabilities	-	-	-
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and December 31, 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively) *	3	3	-
Subscription receivables	(3)	(3)	-
Additional paid-in capital	113,554	113,554	15,994
Statutory reserve	11,068	19,559	2,755
(Accumulated deficit)/Retained earnings	(8,753)	61,041	8,597
Accumulated other comprehensive loss	(12)	(11)	(2)
Total shareholders’ equity	115,857	194,143	27,344
TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	115,857	194,143	27,344

*	The shares and per share information are presented on a retroactive basis to reflect the reorganization, as well as the stock split on May 31, 2023.

Schedule of condensed statements of operations

Condensed Statements of operations

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Operating income:
Share of income of subsidiaries	36,142	77,668	10,941
Income before income tax expense	36,142	77,668	10,941
Income tax expense	-	-	-
Net income	36,142	77,668	10,941